Goodwill and Intangible Assets, Acquired Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquired Intangible Assets [Abstract]
Aggregate amortization expense	$ 62	$ 206	$ 135
Core Deposits Intangibles [Member]
Acquired Intangible Assets [Abstract]
Gross Carrying Amount	738	738
Accumulated Amortization	$ 626	$ 564